Right of use assets	12 Months Ended
Dec. 31, 2022
Right of use assets
Right of use assets

19.Right-of-use assets

Details of the Company’s right-of-use assets are the following:

	Balance				Balance
	December 31,			Foreign	December 31,
	2021	Additions	Adjustments	exchange	2022
Cost
Buildings	$2,042,126	365,303	—	(431,355)	$1,976,074
Equipment	75,169	—	(12,255)	1,472	64,386
	$2,117,295	365,303	(12,255)	(429,883)	$2,040,460
Accumulated depreciation
Buildings	952,901	351,702	—	(368,197)	$936,406
Equipment	29,901	15,084	—	469	45,454
	982,802	366,786	—	(367,728)	$981,860
Net book value	$1,134,493				$1,058,600

	Balance				Balance
	December 31,			Foreign	December 31,
	2020	Acquisitions	Additions	exchange	2021
Cost
Buildings	$1,105,554	915,203	—	21,369	$2,042,126
Equipment	36,268	38,901	—	—	75,169
	$1,141,822	954,104	—	21,369	$2,117,295
Accumulated depreciation
Buildings	810,295	—	122,600	20,006	952,901
Equipment	21,961	—	7,833	107	29,901
	832,256	—	130,433	20,113	982,802
Net book value	$309,566				$1,134,493

	Balance				Balance
	December 31,			Foreign	December 31,
	2019	Additions	Disposals	exchange	2020
Cost
Buildings	1,048,596	56,925	(44,725)	44,758	1,105,554
Equipment	36,268	—	—	—	36,268
	$1,084,864	56,925	(44,725)	44,758	$1,141,822
Accumulated depreciation
Buildings	426,516	333,725	(22,363)	72,417	810,295
Equipment	11,302	10,659	—	—	21,961
	437,818	344,384	(22,363)	72,417	832,256
Net book value	$647,046				$309,566